CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

Shares		Fair Value

97.25% COMMON STOCKS
22.76% CONSUMER DISCRETIONARY
Big Lots, Inc.	4,010	$168,420
Cooper Tire & Rubber Co.	5,720	157,929
Express, Inc.*	41,380	63,725
GameStop Corp. - Class A*	20,450	88,753
Perdoceo Education Corp.*	10,070	160,415
Qurate Retail, Inc. - Class A*	16,310	154,945
Urban Outfitters, Inc.*	6,680	101,670

		895,857

2.12%	CONSUMER STAPLES
	Fresh Del Monte Produce Inc.	3,390	83,462
1.55%	ENERGY

	KLX Energy Services Holdings, Inc.*	28,470	61,210
24.90%	FINANCIALS
	CIT Group Inc.	8,120	168,328
	Community Trust Bancorp, Inc.	3,050	99,918
	CVB Financial Corp.	7,400	138,676
	First Hawaiian, Inc.	7,950	137,058
	Hancock Whitney Corp.	6,820	144,584
	Stewart Information Services Corp.	4,380	142,394
	Westamerica Bancorp.	2,600	149,292

			980,250
3.61%	HEALTHCARE

	Change Healthcare, Inc.	12,690	142,128
20.96%	INDUSTRIALS

	Forward Air Corp.	2,880	143,482
	HNI Corp.	4,730	144,596
	Pitney Bowes Inc.	65,810	171,106
	Stericycle, Inc.*	3,840	214,963
	Thermon Group Holdings, Inc.*	10,350	150,800

			824,947
11.82%	INFORMATION TECHNOLOGY

	CDK Global, Inc.	4,450	184,319
	EVERTEC, Inc.	5,860	164,666
	NCR Corp.*	6,710	116,217

			465,202
9.53%	MATERIALS

	Compass Minerals International, Inc.	3,730	181,837
	Sealed Air Corp.	5,890	193,486

			375,323

97.25%	TOTAL COMMON STOCKS		3,828,379

CLIFFORD CAPITAL FOCUSED SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

June 30, 2020 (unaudited)

	Shares		Fair Value

2.09%	MONEY MARKET FUNDS
	Federated Institutional Prime Obligations Fund
	Institutional Class 0.31%**	82,109	$82,175
99.34%	TOTAL INVESTMENTS		3,910,554
0.66%	Other assets, net of liabilities		25,883

100.00%	NET ASSETS		$3,936,437

*Non-income producing

**Effective 7 day yield as of June 30, 2020

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020:

	Level 1	Level 2	Level 3
		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$3,828,379	$-	$-	$3,828,379
Money Market Funds	82,175	-	-	82,175
Total Investments	$3,910,554	$-	$-	$3,910,554

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended June 30, 2020.

At June 30, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $3,805,428 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$347,528
Gross unrealized depreciation	(242,402)
Net unrealized appreciation	$105,126